SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent Event [Member] - Venafi Holdings Inc [Member] $ in Millions	Oct. 01, 2024 USD ($)
Subsequent Event [Line Items]
Total purchase consideration transferred	$ 1,660
Purchase consideration transferred in cash	1,020
Purchase consideration transferred in ordinary shares	$ 640